Credit Facilities and Long-Term Debt - Debt Maturities (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2015	€ 316
2016	320
2017	324
2018	209
Thereafter	217
Total	€ 1,386	€ 1,135